Summary of Outstanding Warrants Exercise Price (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise Price Per Share		$ 11.78	$ 8.84
Outstanding share	$ 2,061,285	$ 2,059,334
Life (Years)	1 year 1 month 2 days	1 year 4 months 2 days
Weighted Average Exercise Price	$ 9.12	$ 9.18
Exercisable share	$ 2,061,285	$ 2,059,334
Exercisable Weighted Average Exercise Price	$ 9.12	$ 9.18
Warrant Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 5.90	$ 5.90
Outstanding share	$ 67,860	$ 67,860
Life (Years)	1 year 3 months	1 year 6 months
Weighted Average Exercise Price	$ 5.90	$ 5.90
Exercisable share	$ 67,860	$ 67,860
Exercisable Weighted Average Exercise Price	$ 5.90	$ 5.90
Warrant Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 6.40	$ 8.84
Outstanding share	$ 21,207	$ 613,497
Life (Years)	9 months 18 days	6 months
Weighted Average Exercise Price	$ 6.40	$ 8.84
Exercisable share	$ 21,207	$ 613,497
Exercisable Weighted Average Exercise Price	$ 6.40	$ 8.84
Warrant Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 8.84	$ 9.20
Outstanding share	$ 594,242	$ 1,218,506
Life (Years)	3 months	1 year 9 months 14 days
Weighted Average Exercise Price	$ 8.84	$ 9.20
Exercisable share	$ 594,242	$ 1,218,506
Exercisable Weighted Average Exercise Price	$ 8.84	$ 9.20
Warrant Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 9.20	$ 11.78
Outstanding share	$ 1,218,504	$ 159,471
Life (Years)	1 year 6 months 14 days	1 year 6 months
Weighted Average Exercise Price	$ 9.20	$ 11.78
Exercisable share	$ 1,218,504	$ 159,471
Exercisable Weighted Average Exercise Price	$ 9.20	$ 11.78
Warrant Exercise Price Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 11.78
Outstanding share	$ 159,472
Life (Years)	1 year 3 months
Weighted Average Exercise Price	$ 11.78
Exercisable share	$ 159,472
Exercisable Weighted Average Exercise Price	$ 11.78